Share-based Compensation (Sogou Share-based Awards, Sogou 2017 Share Incentive Plan, Share Option Assumptions) (Details) - Sogou 2017 Share Incentive Plan [Member] - Share Options [Member]	12 Months Ended
Dec. 31, 2018 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple	2
Expected forfeiture rate (post-vesting)	12.00%
Weighted average expected option life	10 years
Dividend yield	0.00%
Weighted average fair value of share options	$ 10.09
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free interest rate	3.41%
Volatility rate	40.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free interest rate	3.95%
Volatility rate	46.00%